Supplemental Oil and Natural Gas Information - Proved Developed and Proved Undeveloped Reserves (Detail)	12 Months Ended
	Dec. 31, 2013 MMcfe	Dec. 31, 2012 MMcfe
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves (energy), beginning balance	6,334.2
Revisions (energy)	1,978.4
Extensions and discoveries (energy)	59,419.0	6,368.9
Acquisition of reserves (energy)	12,397.6
Production (energy)	(1,650.2)	(34.6)
Proved Developed and Undeveloped Reserves (energy), ending balance	78,478.6	6,334.2
Proved developed reserves (energy)	44,466.6	2,724.0
Proved undeveloped reserves (energy)	34,012.0	3,610.1
Oil [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, beginning balance	386.0
Revisions	(163.2)
Extensions and discoveries	1,323.3	390.5
Acquisition of reserves	958.5
Production	(87.2)	(4.5)
Proved Developed and Undeveloped Reserves, ending balance	2,417.4	386.0
Proved developed reserves	1,708.2	174.5
Proved undeveloped reserves	709.2	211.5
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, beginning balance	2,956.1
Revisions	2,645.0
Extensions and discoveries	41,215.5	2,963.8
Acquisition of reserves	6,646.6
Production	(1,118.8)	(7.7)
Proved Developed and Undeveloped Reserves, ending balance	52,344.4	2,956.1
Proved developed reserves	27,880.3	1,289.5
Proved undeveloped reserves	24,464.2	1,666.6
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Proved Developed and Undeveloped Reserves, beginning balance	177.0
Revisions	52.1
Extensions and discoveries	1,710.6	177.0
Production	(1.3)
Proved Developed and Undeveloped Reserves, ending balance	1,938.4	177.0
Proved developed reserves	1,056.2	64.6
Proved undeveloped reserves	882.1	112.4